Schedule of Forward Purchase Agreements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Common stock held, beginning shares	183,368
Common stock held, beginning value	$ 4,584,221
Less: Shares sold during the six months ended June 30, 2025, shares
Less: Shares sold during the six months ended June 30, 2025, value
Reclassification to additional paid-in capital, shares
Reclassification to additional paid-in capital, value	$ (4,584,221)
Common stock held, ending shares	183,368	183,368
Common stock held, ending value		$ 4,584,221
Vellar [Member]
Common stock held, beginning shares	48,560
Common stock held, beginning value	$ 1,214,005
Less: Shares sold during the six months ended June 30, 2025, shares
Less: Shares sold during the six months ended June 30, 2025, value
Reclassification to additional paid-in capital, shares
Reclassification to additional paid-in capital, value	$ (1,214,005)
Common stock held, ending shares	48,560	48,560
Common stock held, ending value		$ 1,214,005
Midtown East [Member]
Common stock held, beginning shares	75,896
Common stock held, beginning value	$ 1,897,405
Less: Shares sold during the six months ended June 30, 2025, shares
Less: Shares sold during the six months ended June 30, 2025, value
Reclassification to additional paid-in capital, shares
Reclassification to additional paid-in capital, value	$ (1,897,405)
Common stock held, ending shares	75,896	75,896
Common stock held, ending value		$ 1,897,405
Verdun [Member]
Common stock held, beginning shares	58,912
Common stock held, beginning value	$ 1,472,811
Less: Shares sold during the six months ended June 30, 2025, shares
Less: Shares sold during the six months ended June 30, 2025, value
Reclassification to additional paid-in capital, shares
Reclassification to additional paid-in capital, value	$ (1,472,811)
Common stock held, ending shares	58,912	58,912
Common stock held, ending value		$ 1,472,811